Term Loans	12 Months Ended
Feb. 28, 2025
Term Loans [Abstract]
TERM LOANS

15. TERM LOANS

					As of February 28/29
Figures in Rand thousands	Notes	Currency	Interest rate	Maturity	2025	2024

Non-current liabilities
Mortgaged bonds	15(a)	ZAR	Prime rate less 1.15%	December 2025	-	41,645
Interest-bearing loan	15(c)	EUR	6-month Euribor rate plus 0.75%	September 2031	31,640	-
					31,640	41,645

Current liabilities
Mortgaged bonds	15(a)	ZAR	Prime rate less 1.15%	December 2025	41,182	6,534
Interest-bearing loan	15(b)	ZAR	Prime rate less 1.5%	December 2025	237,190	-
Interest-bearing loan	15(c)	EUR	6-month Euribor rate plus 0.75%	September 2031	4,941	-
					283,313	6,534
Total term loans	33				314,953	48,179

(a)	A mortgage bond of ZAR 65 million is registered in favor of First Rand Bank Limited over the remaining extent of Erf 160, Rosebank and Portion 6 of Erf 161, Rosebank, registered in the name of Purple Rain Properties No 444 Proprietary Limited (“Purple Rain”). Cartrack Proprietary Limited has signed a limited suretyship of ZAR 60 million for the mortgage bond. Interest levied by First Rand Bank Limited is at a rate of prime less 1.15% and repayable in equal monthly installments over a period of 60 months. The final repayment date is December 01, 2025. Covenants are reviewed annually unless loan instalments are not met timeously. As of February 28, 2025 and February 29, 2024, the Group has not breached the Loan-to-Value (“LTV”) covenant of percentage and Minimum Debt Service Coverage Ratio (“DSCR”) of 1.2x.

(b)	In September 2024, Cartrack Portugal, S.A., secured a EUR 2.0 million loan from Banco Comercial Português, S.A. The loan bears an interest rate of 6-month Euribor rate plus 0.75%, with repayments scheduled over a seven-year period. There were no covenant relating to this loan.

(c)	In June 2024, The Standard Bank of South Africa Limited extended a loan of ZAR 250.0 million to Purple Rain Properties No.444 Proprietary Limited (the owner of the South Africa Central Office) for funding the construction of the building. Interest levied by the bank is at a rate of prime less 1.5% and will mature on December 21, 2025. No security has been provided for this loan arrangement. The financial conditions under the loan agreement are the Loan to Value Ratio shall not exceed 60% from the period commencing on June 21, 2024 (the First Utilisation Date) until the first anniversary of the First Utilisation Date and 55% during the next calendar period of 12 months. The Interest Cover Ratio shall not be less than 1.45 times for the period from the First Utilisation Date until the first anniversary of the First Utilisation Date and 1.71 times in the following period of 12 months. As of February 28, 2025, the financial conditions have been met.

Reconciliation of movement of liabilities to cash flows arising from financing activities

	As of February 28/29
Figures in Rand thousands	Loan from a related party	Other loans and borrowings	Lease liabilities	Total

Balance at March 1, 2024	924	48,179	194,340	243,443
Changes from financing cash flows	(686)	266,184	(77,633)	187,865
Proceeds from borrowings	52	289,518	-	289,570
Repayment of a related party loan	(738)	-	-	(738)
Repayment of term loans	-	(23,334)	-	(23,334)
Payments of lease liabilities	-	-	(77,633)	(77,633)
The effect of changes in foreign exchange rates	(100)	(968)	(4,338)	(5,406)

Other changes	-	1,558	92,327	93,885
Interest paid	-	(18,685)	(16,346)	(35,031)
New leases	-	-	96,606	96,606
Interest expense	-	20,473	16,346	36,819
Disposal	-	-	(4,279)	(4,279)
Others	-	(230)	-	(230)
Balance at February 28, 2025	138	314,953	204,696	519,787

Balance at March 1, 2023	607	59,947	120,727	181,281
Changes from financing cash flows	290	(12,018)	(57,892)	(69,620)
Proceeds from a related party loan	342	-	-	342
Repayment of a related party loan	(52)	-	-	(52)
Repayment of term loans	-	(12,018)	-	(12,018)
Payment of lease liabilities	-	-	(57,892)	(57,892)
The effect of changes in foreign exchange rates	27	250	5,011	5,288

Other changes	-	-	126,494	126,494
Interest paid	-	(194)	(11,371)	(11,565)
New leases	-	-	156,085	156,085
Disposal	-	-	(29,591)	(29,591)
Interest expense	-	194	11,371	11,565
Balance at February 29, 2024	924	48,179	194,340	243,443